S000094549 [Member] Expense Example - Franklin California Municipal Income ETF - Franklin California Municipal Income ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 112